Restricted cash - Schedule Of Cash And Cash Equivalents And Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash [Abstract]
Cash and cash equivalents	$ 309,187	$ 346,480	$ 371,013
Restricted cash	4,457	5,709	39,764
Total cash and cash equivalents and restricted cash as shown in the consolidated statements of cash flows:	$ 313,644	$ 352,189	$ 410,777